Leases (Tables)	12 Months Ended
Dec. 31, 2020
20. Leases
Finance lease receivables

The following table sets out a maturity analysis of lease receivables, showing the lease payments to be received after the reporting date:

	2020				2019
	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values	Gross investment in finance lease receivables	Future finance income	Present value of minimum lease payments receivable	Un-guaranteed residual values
	£m	£m	£m	£m	£m	£m	£m	£m
Barclays Bank Group	-	-	-	-
Not more than one year	-	-	-	-	1,403	(115)	1,288	77
One to two year	-	-	-	-	909	(76)	833	53
Two to three year	-	-	-	-	593	(49)	544	45
Three to four year	-	-	-	-	354	(28)	326	43
Four to five year	-	-	-	-	123	(8)	115	19
Over five years	-	-	-	-	115	(17)	98	22
Total	-	-	-	-	3,497	(293)	3,204	259

Finance lease income

Finance lease income

Finance lease income is included within interest income. The following table shows amounts recognised in the income statement during the year.

Barclays Bank Group
	2020	2019
	£m	£m
Finance income from net investment in lease	10	141
(Loss)/Profit on sales	(27)	6

Lease liabilities and Lease liabilities maturity analysis
Lease liabilities	Barclays Bank Group
	2020	2019
	£m	£m
As at 1 January	529	569
Interest expense	23	25
New leases	27	43
Disposals	(5)	(7)
Cash payments	(114)	(106)
Exchange and other movements	55	5
As at 31 December (see Note 22)	515	529

The below table sets out a maturity analysis of undiscounted lease liabilities, showing the lease payments to be paid after the reporting date.

Undiscounted lease liabilities maturity analysis	Barclays Bank Group
	2020	2019
	£m	£m
Not more than one year	91	112
One to two years	70	86
Two to three years	60	66
Three to four years	58	57
Four to five years	55	52
Five to ten years	227	199
Greater than ten years	68	84
Total undiscounted lease liabilities as at 31 December	629	656